SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements for 2012 reflect the financial position and operations of the Company and its wholly- owned subsidiaries, Blue Earth Tech, Inc., (BET) Castrovilla, Inc., (Castrovilla), Blue Earth Energy Management, Inc,  (BEEM), HVAC Controls and Specialties, Inc. (HVAC), Ecolegacy Gas & Power, LLC (Eco), Xnergy, Inc. (Xnergy), Blue Earth Energy Management Services, Inc. (BEEMS) and Blue Earth Finance, Inc. (BEF). For the year ended December 31, 2011, the consolidated financial statements included the accounts of Blue Earth Tech, Inc, Castrovilla, Inc., and Blue Earth Energy Management, Inc. The 2011 consolidated financial statements also include the accounts of HVAC Controls and Specialties, Inc., Ecolegacy, LLC and Xnergy, Inc. from September 1, 2011.